PGIM Target Date 2030 Fund
Schedule of Investments (unaudited) as of October 31, 2025
Description	Shares	Value
Long-Term Investments 94.4%
Affiliated Mutual Funds
Domestic Equity — 30.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	88,021	$1,276,298
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	285,755	14,773,512
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	134,075	1,336,731
		17,386,541
Fixed Income — 48.4%
PGIM Core Conservative Bond Fund (Class R6)	626,646	5,483,155
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	474,245	3,485,703
PGIM TIPS Fund (Class R6)	1,161,127	9,834,747
PGIM Total Return Bond Fund (Class R6)	756,568	9,237,694
		28,041,299
International Equity — 16.0%
PGIM Global Real Estate Fund (Class R6)	167,229	3,461,638
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	343,907	5,777,637
		9,239,275

Total Long-Term Investments (cost $46,042,674)		54,667,115

Short-Term Investment 5.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,226,685)	3,226,685	3,226,685

TOTAL INVESTMENTS 100.0% (cost $49,269,359)(wa)		57,893,800
Liabilities in excess of other assets (0.0)%		(640)

Net Assets 100.0%		$57,893,160

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Target Date 2030 Fund